20. Provisions (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Provisions Details Narrative Abstract
Lawsuits filed by commercial customers	890	1,070
Lawsuits which customers claim a reduction in the sewage tariff	490	680
Lawsuits which customers plead reduction in tariff	40	50
Tax claims related to income tax and social contribution	R$ 53,430	R$ 52,192
Tax deficiency notice related to sewage services	605,008	547,510
Offset requests for the extinction of IRPJ/CSLL payable	36,070	42,173
Request for an authorization to offset taxes	52,427	51,374
Lawsuits related to taxes and fines - accrued	17,682	40,123
Lawsuits related to taxes and fines - contingent liabilities	677,786	582,168
Intangible assets related to the municipalities	114,335	114,335
Indemnities receivable	109,990
Increase in lawsuits deemed as contingent liabilities	464,800
Legal and administrative agreements	48,353
Legal and administrative agreements related to construction	46,538
Legal and administrative agreements related to environmental indemnifications	1,835
Environmental indemnifications	44,828	43,014
Guarantee insurance for escrow deposit	160,377	R$ 101,192
Renewed guarantee insurance	R$ 500,000